Related Party Transactions - Summary of Transactions with Unicom Group and its Subsidiaries (Parenthetical) (Detail) ¥ in Millions, $ in Millions							12 Months Ended
	Dec. 28, 2018 CNY (¥)	Dec. 28, 2018 HKD ($)	Dec. 26, 2018 CNY (¥)	Dec. 21, 2017 CNY (¥)	Aug. 24, 2017 CNY (¥)	Feb. 27, 2017 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 HKD ($)	Dec. 31, 2017 CNY (¥)
China United Network Communications Group Company Limited and its subsidiaries [member]
Disclosure of transactions between related parties [Line Items]
Unsecured entrusted loan from Unicom Group					¥ 3,893	¥ 1,344	¥ 3,042		¥ 5,237
Borrowings interest rate					3.92%	3.92%
Bonds, maturity period				1 year	6 months	1 year
Loan from related parties				¥ 435			48		435
Borrowings interest rate basis				1 year HIBOR plus 1.2%
Amounts due to related party transactions							¥ 4,621		¥ 2,285
China United Network Communications Group Company Limited and its subsidiaries [member] | Bottom of range [member]
Disclosure of transactions between related parties [Line Items]
Deposits interest rate							0.42%		0.35%
China United Network Communications Group Company Limited and its subsidiaries [member] | Top of range [member]
Disclosure of transactions between related parties [Line Items]
Deposits interest rate							2.75%		2.75%
China Unicom (BVI) Limited [member]
Disclosure of transactions between related parties [Line Items]
Borrowings interest rate							4.77%
Bonds, maturity period	1 year	1 year					1 year	1 year	1 year
Loan from related parties	¥ 48						¥ 48		¥ 435
Borrowings interest rate basis							1 year HIBOR plus 1.11%	1 year HIBOR plus 1.11%	1 year HIBOR plus 1.2%
China Unicom (BVI) Limited [member] | Borrowing interest rate 4.77% [member]
Disclosure of transactions between related parties [Line Items]
Borrowings interest rate	4.77%	4.77%
Bonds, maturity period	1 year	1 year
Loan from related parties	¥ 46						¥ 46
China Unicom (BVI) Limited [member] | Floating interest rate at one year HIBOR plus 1.11% [member]
Disclosure of transactions between related parties [Line Items]
Bonds, maturity period	1 year	1 year
Loan from related parties | $		$ 2						$ 2
Borrowings interest rate basis	1 year HIBOR plus 1.11%	1 year HIBOR plus 1.11%
China Unicom (BVI) Limited [member] | Borrowing interest rate 4.28% [member]
Disclosure of transactions between related parties [Line Items]
Borrowings interest rate							4.28%
Bonds, maturity period							5 years	5 years
Loan from related parties							¥ 3,042
A Share Company [member]
Disclosure of transactions between related parties [Line Items]
Unsecured entrusted loan from Unicom Group			¥ 3,042
Borrowings interest rate			4.28%
Bonds, maturity period			5 years